Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal statutory tax rate	21.00%	21.00%
State and local income taxes (net of federal tax benefit)
Effective income tax rate reconciliation, percent, gross	21.00%	21.00%
Valuation allowance	(21.00%)	(21.00%)
Effective income tax rate reconciliation, percent	0.00%	0.00%